SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Net revenues	$ 87,851	$ 74,355	$ 349,783	$ 145,185	$ 180,404	$ 84,165
Net loss	$ 4,799,292	$ 1,808,638	$ 9,103,455	$ 6,970,064	$ (8,149,885)	$ (4,157,480)
Net loss per share, basic and diluted	$ (0.20)	$ (0.08)	$ (0.37)	$ (0.30)	$ (0.34)	$ (0.46)
Pro Forma [Member]
Net revenues					$ 363,434
Net loss					$ (8,099,441)
Net loss per share, basic and diluted					$ (0.34)